OTHER (LOSSES)/GAINS - NET (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OTHER LOSSES - NET [abstract]
Loss on disposal of fixed assets - net	¥ (4,734)	¥ (101,377)	¥ (103,560)
Interest income from banks	29,716	30,811	24,736
Government grants	18,523	63,061	22,492
Dividend income from FVOCI	9,802	7,735	7,047
Income from compensation	1,908	115	1,092
Impairment of fixed assets, materials and supplies	(22,491)	(11,835)	(20,697)
Unwinding of interest accrued on long-term receivable	4,515	3,786	3,749
Reversal of renovation cost for the separation and transfer of Facilities	65,937	0	0
Write-back of outstanding of payables	20,354	2,903	0
Others	11,188	960	36,045
Other losses, net	¥ 134,718	¥ (3,841)	¥ (29,096)